Filed Pursuant to Rule 497(e)
                                                   1933 Act File No.   333-29289
                                                   1940 Act File No.    811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                          CSI Equity Fund (the "Fund")
                          Supplement to the Prospectus
                              Dated January 3, 2005

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

PLEASE NOTE:  Our toll free number has changed to (800) 653-1035.


                       PLEASE RETAIN FOR FUTURE REFERENCE